Share based payments - Category (Details)	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares
Subscription rights plans
Total rights outstanding	8,579,837	6,929,111	5,541,117	4,626,782
Exercise Price | € / shares	€ 92.7	€ 104.0	€ 70.1	€ 53.3
Supervisory board members
Subscription rights plans
Total rights outstanding	157,560	157,560	222,600
Management board members
Subscription rights plans
Total rights outstanding	1,965,000	2,101,874	2,171,874
Personnel
Subscription rights plans
Total rights outstanding	6,457,277	4,669,677	3,146,643